Cover	Sep. 06, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	GREENLANE HOLDINGS, INC.
Entity Central Index Key	0001743745
Entity Tax Identification Number	83-0806637
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1095 Broken Sound Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
City Area Code	(887)
Local Phone Number	292-7660
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1095 Broken Sound Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(887)
Local Phone Number	292-7660
Contact Personnel Name	Lana Reeve